10-K Basis of presentation and consolidation - Narrative (Details) $ in Millions		12 Months Ended
	Jun. 05, 2026	Dec. 31, 2023 USD ($) shares	Mar. 31, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Subsequent Events
Common stock, shares, issued (in shares)			260,491,464	257,491,582	250,019,639
Curaleaf, Inc.
Subsequent Events
Percentage of ownership		100.00%		0.00%	0.00%
conversion of stock, amount | $		$ 1.1
Entity voting rights percentage		100.00%
Curaleaf, Inc. | Common Class B
Subsequent Events
Common stock, shares, issued (in shares)		999
Conversion of stock, shares converted		999
Curaleaf, Inc. | Common Class C
Subsequent Events
Common stock, shares, issued (in shares)		0
Curaleaf, Inc. | Common shares
Subsequent Events
Conversion of stock, shares converted		100
Curaleaf, Inc. | Common Class A
Subsequent Events
Conversion of stock, shares converted		254,315
Curaleaf, Inc.
Subsequent Events
Equity method investment, ownership percentage		99.90%
Subsequent events
Subsequent Events
Reverse stock split	0.33